Stockholders Equity (Tables) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2004 Plan [Member]
Number of RSUs Granted Balance	1,000,000	1,000,000	884,450	872,450
Number of RSUs Forfeited Balance			(19,400)	(19,400)
Number of RSUs Vested Balance	(1,000,000)	(1,000,000)	(780,550)	(653,300)
Balance of Non-Vested RSUs			84,500	199,750
Granted during the year			12,000
Balance at beginning of year		$ 12.34	$ 12.37
Vested during the year	$ 3.75	$ 12.34	$ 12.2
Balance at end of year			$ 12.34
2012 Plan [Member]
Number of RSUs Granted Balance	15,050	15,050
Number of RSUs Vested Balance	(15,050)	(15,050)
Balance at end of year	$ 3.75	$ 3.75
Number of RSUs Granted 2004 Plan [Member]
Granted and vested	115,550	115,550
Number of RSUs Forfeited 2004 Plan [Member]
Forfeited shares reissued and vested	19,400	19,400
Number of RSUs Vested 2004 Plan [Member]
Vested during the year		(84,500)
Granted and vested	(115,550)	(115,550)
Forfeited shares reissued and vested	(19,400)	(19,400)
Balance of Non-Vested RSUs 2004 Plan [Member]
Granted during the year			12,000
Vested during the year		(84,500)	(127,250)